Retirement Benefit Plans - Summary of Remeasurement Losses/(Gains) Recognised In Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Pension remeasurement	£ 505	£ 522	£ (470)